Acquisition and sale of businesses and brands and purchase of non-controlling interests - Cash consideration paid in respect of acquisition of business and purchases of shares of non-controlling interest (Details) - USD ($)
$ in Millions
	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of business combinations and purchase of NCI [line items]
Cash consideration paid	$ 0	$ (29)	$ 0
Cash	0	2	0
Capital injection(1)	(47)	(82)	(128)
Net cash outflow on acquisition of businesses	(70)	(119)	(139)
Purchase of shares of non-controlling interests	0	(9)	(223)
Total net cash outflow	(70)	(128)	(362)
Investments in associates
Disclosure of business combinations and purchase of NCI [line items]
Cash consideration paid	0	(2)	(5)
Other subsidiaries
Disclosure of business combinations and purchase of NCI [line items]
Cash consideration paid	0	(29)	0
Other subsidiaries | Prior year acquisitions
Disclosure of business combinations and purchase of NCI [line items]
Cash consideration paid	$ (23)	$ (8)	$ (6)